Materials Technologies Separation (Narrative) (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended																12 Months Ended
	Sep. 30, 2016		Jun. 30, 2016		Mar. 31, 2016		Dec. 31, 2015		Sep. 30, 2015		Jun. 30, 2015		Mar. 31, 2015		Dec. 31, 2014		Sep. 30, 2016		Sep. 30, 2015		Sep. 30, 2014	May 06, 2016
Restructuring Cost and Reserve [Line Items]
Business separation costs, before tax	$ 21.7	[1]	$ 9.5	[1]	$ 7.4	[1]	$ 12.0	[1]	$ 7.5	[1]	$ 0.0	[1]	$ 0.0	[1]	$ 0.0	[1]	$ 50.6	[1]	$ 7.5	[1]	$ 0.0
Business separation additional income tax expense																	51.8
Foreign earnings repatriated																	443.8
Loss on extinguishment of debt	6.9	[2]	$ 0.0	[2]	$ 0.0	[2]	$ 0.0	[2]	$ 16.6	[2]	$ 0.0	[2]	$ 0.0	[2]	$ 0.0	[2]	6.9	[2]	$ 16.6	[2]	$ 0.0
Versum Financing [Member]
Restructuring Cost and Reserve [Line Items]
Cash to be received at spin-off	550.0																550.0
Extinguishment of debt amount																	418.3
Loss on extinguishment of debt																	6.9
Loss on extinguishment of debt, net of tax																	$ 4.3
Loss on extinguishment of debt, per share, net of tax																	$ 0.02
Versum Financing [Member] | Senior Note 5.5% [Member]
Restructuring Cost and Reserve [Line Items]
Senior notes	$ 425.0																$ 425.0
Interest rate of debt, stated percentage	5.50%																5.50%
Debt instrument, maturity date																	Sep. 30, 2024
Versum Financing [Member] | Term Loan B 3.346% [Member]
Restructuring Cost and Reserve [Line Items]
Debt instrument, maturity date																	Sep. 30, 2023
Debt instrument, principal amount	$ 575.0																$ 575.0
Versum Financing [Member] | Revolving Credit Facility [Member]
Restructuring Cost and Reserve [Line Items]
Credit facility, maximum borrowing capacity	200.0																$ 200.0
Credit facility, expiration date																	Sep. 30, 2021
Net leverage ratio covenant (total debt net of cash on hand to total adjusted EBITDA)																	325.00%
Credit facility, amount borrowed and outstanding	$ 0.0																$ 0.0
Versum Financing [Member] | Revolving Credit Facility [Member] | LIBOR [Member]
Restructuring Cost and Reserve [Line Items]
Basis spread on variable rate																	2.00%
Versum Financing [Member] | Revolving Credit Facility [Member] | Base Rate [Member]
Restructuring Cost and Reserve [Line Items]
Basis spread on variable rate																	1.00%
Versum Financing [Member] | Term Facility [Member]
Restructuring Cost and Reserve [Line Items]
Term facility, percent original principal annual amortization																	1.00%
Versum Financing [Member] | Term Facility [Member] | LIBOR [Member]
Restructuring Cost and Reserve [Line Items]
Basis spread on variable rate																	2.50%
Versum Financing [Member] | Term Facility [Member] | LIBOR [Member] | Minimum [Member]
Restructuring Cost and Reserve [Line Items]
Interest rate of debt, stated percentage	0.75%																0.75%
Versum Financing [Member] | Term Facility [Member] | Base Rate [Member]
Restructuring Cost and Reserve [Line Items]
Basis spread on variable rate																	1.50%
Versum Financing [Member] | Term Facility [Member] | Base Rate [Member] | Minimum [Member]
Restructuring Cost and Reserve [Line Items]
Interest rate of debt, stated percentage	1.75%																1.75%
Materials Technologies [Member]
Restructuring Cost and Reserve [Line Items]
Business separation costs, before tax																	$ 50.6
Business separation costs, after tax																	$ 46.7
Business separation costs, after-tax, per share																	$ 0.21
Business separation additional income tax expense																	$ 51.8
Business separation additional income tax expense, per share																	$ 0.24
Performance Materials [Member]
Restructuring Cost and Reserve [Line Items]
Definitive agreement expected cash consideration																						$ 3,800.0
Electronic Materials [Member]
Restructuring Cost and Reserve [Line Items]
Income tax provision on repatriation of foreign earnings																	$ 45.7
Foreign earnings repatriated																	$ 443.8

[1]	For additional information, see Note 3, Materials Technologies Separation.
[2]	For additional information, see Note 15, Debt.